Document and Entity Information (USD $)	12 Months Ended
	Feb. 24, 2012	Jul. 10, 2012	Aug. 26, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	ENVIRONMENTAL TECTONICS CORP
Entity Central Index Key	0000033113
Current Fiscal Year End Date	--02-24
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 12,596,000
Entity Common Stock, Shares Outstanding		9,142,296
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Feb. 24, 2012